SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
20.	SEGMENT INFORMATION
The Company’s principal operating activities are engaged in the hospitality business and provision of gaming related services in Macau. The Company monitors its operations and evaluates its earnings by reviewing the assets and operations of Studio City as one operating segment. Accordingly, the Company does not present separate segment information. As of December 31, 2021 and 2020, the Company operated in one geographical area, Macau, where it derives its revenues and its long-lived assets are located.